Other intangible assets (Narrative) (Details) - Intellectual Property [Member] shares in Thousands, Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Number of common shares issued as consideration in asset purchase agreement | Share	252
Number of warrants issued as consideration in asset purchase agreement | shares	362
Value of common shares issued as consideration	$ 2,243
Value of warrants issued as consideration	2,123
Purchase consideration	$ 4,366
Useful Life of Intangible Assets	9 years	10 years